Note 3 - Summary of Significant Accounting Policies: Revenue Recognition (Policies)	12 Months Ended
Jul. 31, 2016
Policies
Revenue Recognition

Revenue Recognition

The Company has yet to realize significant revenues from operations and is still in the development stage.  The Company recognizes revenues when delivery of goods or completion of services has occurred provided there is persuasive evidence of an agreement, acceptance has been approved by its customers, the fee is fixed or determinable based on the completion of stated terms and conditions, and collection of any related receivable is collection is reasonably assured.